Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
General
The Shell Provident Fund (“the Plan”) is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended, and is described more fully in the Plan Instrument (the Regulations) and Trust Agreement, which govern the Plan.
Eligibility and Contributions
Employees of Shell USA, Inc. (“Shell”) and certain affiliated companies (“Contributing Companies”) may elect to contribute up to 50% of their eligible compensation on a pre-tax basis, up to 50% on an after-tax Roth 401(k) basis and up to 25% on a standard after-tax basis (non-Roth 401(k)) to the Plan, subject to federal tax limitations for all contributions. All new employees or rehired employees who do not elect otherwise are automatically enrolled to contribute 3% of their base pay on a pre-tax basis. The Contributing Companies make contributions to each eligible employee’s account based on their base and variable pay immediately upon hire at a rate of 2.5% until the completion of 6 years of accredited service, at a rate of 5.0% after completion of 6 years of accredited service until the completion of 9 years of accredited service, and at a rate of 10.0% after completion of 9 years of accredited service. The Plan also allows Roth in-plan conversions. Employees may elect to roll over an account from another qualified retirement plan or IRA into the Plan if certain requirements are met (current Federal law prevents the Plan from accepting rollovers from Roth IRAs).
Each participant’s account is credited with the participant’s and company contributions along with investment returns based on each participant’s investment direction. Participants may direct the investment of their account balances into various investment options including short-term investments, a company stock fund, common/collective funds, registered investment company funds (mutual funds), and a self-directed brokerage account (“BrokerageLink”). For participants who do not select an investment election, contributions, as well as rollovers to the Plan, loan repayments, and restored forfeitures are credited to a BlackRock LifePath Fund (default fund) based on their date of birth.
Investment managers of the investment options invest funds at their discretion, as governed by the Plan instrument, investment manager agreements and prospectuses. The BrokerageLink account provides participants access to zero coupon, mortgage-backed, corporate, and government bonds, US Treasuries, certificates of deposit, equities, and various mutual funds. Investments in the Plan are valued at the end of each business day.
Vesting and Withdrawals
Participants are immediately vested in all contributions to their accounts plus actual earnings or losses thereon. The Plan operationally adopted certain required minimum distribution provisions of the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) that were effective beginning with the 2020 plan year, including not requiring minimum distributions until age 72. Additionally, required minimum distributions beginning in 2020 were delayed by one year, but may still be received at the request of a participant. To comply with the SECURE Act, the Plan will be amended on or before December 31, 2026, or such later date as the Secretary of the Treasury may prescribe, to reflect the changes made to the Plan. Active employees age 59-1/2 or older may elect to withdraw their entire account balances or any portion thereof, without incurring any suspension of contributions. Active employees may withdraw their own standard after-tax contributions (plus any such after-tax contributions converted into Roth amounts) without any time or limit restriction. Active employees may also withdraw their own Roth 401(k) contributions, former pre-tax contributions that were converted into Roth amounts and pre-tax contributions in the event that they satisfy the Plan’s financial hardship requirements. A variable payment option, which provides unlimited monthly, quarterly, semi-annual or annual drawdowns of a participant’s account, is available for certain qualified Plan distributions.
Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $500 up to a maximum equal to the lesser of $50,000, after considering the highest loan balance during the previous twelve months, or 50% of their account balance. The loans are secured by the balance in the participant’s account and bear interest at a rate established by the Plan Administrator, generally based upon the Prime Rate.
Forfeiture Account
At December 31, 2025 and 2024, the forfeiture account totaled $376,825 and $108,006 respectively. The account is used to reduce current and future employer contributions and to pay Plan expenses. Forfeitures used during 2025 and 2024 were not material.
Plan Expenses
There are investment fees and expenses associated with each Plan investment option. Investment fees are generally charged directly against assets of the investment option and include such items as the costs expressed in the expense ratio plus brokerage fees incurred by the fund. Participants who utilize the Plan’s BrokerageLink investment feature are also responsible for brokerage fees and commissions. Participants that enroll in the Plan’s managed account service will incur a separate fee for that service.
The administrative expenses associated with the Plan include costs for accounting, custodial, recordkeeping, and other internal or external service providers. While participant accounts have not been charged for such administrative expenses in recent years due to the application of various credits applied towards Plan expenses, under the terms of the Plan, operating and administrative expenses can be charged directly to participants’ accounts.
Under the Plan’s recordkeeping agreement, the Plan receives payments (revenue credits) for the amount that revenue sharing related to the Plan’s investment options exceeds specified Plan expenses. The Plan uses revenue credits to pay for additional costs of operating the Plan. In the event that revenue credits exceed these Plan costs, residual amounts will be allocated to participant accounts on a schedule and in a manner established by the Plan Administrator. Revenue credits received and used by the Plan during 2025 and 2024 were not material. Amounts received on account of litigation settlements can also be used by the Plan to pay Plan expenses.  In the event that Plan expenses exceed the amounts available as described above, residual operating expenses are charged to participants’ accounts.
Some Plan service providers are paid directly by Shell on the Plan’s behalf.  When service providers are paid by Shell on the Plan’s behalf, Shell is reimbursed by the Plan for such expenses to the extent permitted by law.  Unreimbursed expenses incurred by Shell to be reimbursed by the Plan totaled $144,312 and $50,207 at December 31, 2025 and 2024, respectively, and are included in accounts payable.  Other indirect costs (including Trustee/Plan Administrator salaries and data processing expenses) are absorbed by the Contributing Companies.
Plan Termination
The Plan is intended to be an ongoing part of the benefit plans of the Contributing Companies.  However, the right is reserved to amend or terminate the Plan. Subject to the provisions of ERISA, should the Plan be terminated, participants will receive payment of their account balances.